Scope of consolidation	12 Months Ended
Dec. 31, 2025
Disclosure of Significant Investments in Subsidiaries and Associates [Abstract]
Scope of consolidation

4. Scope of consolidation

Stevanato Group S.p.A. is the parent company of the Group and it holds, directly and indirectly, interests in the Group’s operating companies. The only change in the scope of consolidation for the year ended December 31, 2025 compared to previous periods presented is related to the inclusion of Stevanato India Private Limited, incorporated on February 23, 2025.

The Group’s scope of consolidation at December 31, 2025 and 2024 is as follows:

Subsidiaries

The consolidated financial statements of the Group include the following companies controlled by the parent company Stevanato Group S.p.A. directly or indirectly through the subsidiaries Stevanato Group International a.s., Balda Medical GmbH and Spami S.r.l.:

				% equity interest
Name	Segment	Description	Country of incorporation	2025	2024
Nuova Ompi S.r.l.	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions and development of integrated solutions for the pharmaceutical industry	Italy	100%	100%
Spami S.r.l.	Engineering	Production plant and machinery	Italy	100%	100%
Perugini S.r.l. (*)	Engineering	Production of consumables and mechanical components for industrial machines	Italy	_	100%
Stevanato Group International a.s.	Holding	Service/ Subholding company	Slovakia	100%	100%
Medical Glass a.s.	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions	Slovakia	99.74%	99.74%
Ompi N.A. S. de RL de CV	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions	Mexico	100%	100%
Ompi of America inc.	Biopharmaceutical and Diagnostic Solutions	Production and sale of drug containment solutions and analytical services	USA	100%	100%
Ompi do Brasil I. e C. de Em. Far. Ltda	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions	Brazil	100%	100%
Ompi Pharm. Packing Techn. Co. Ltd	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions	China	100%	100%
Stevanato Group Denmark A/S	Engineering	Production plant and machinery	Denmark	100%	100%
Medirio SA en liquidation	Biopharmaceutical and Diagnostic Solutions	Research and development	Switzerland	100%	100%
Balda Medical Gmbh	Biopharmaceutical and Diagnostic Solutions	Production of in-vitro diagnostic solutions and DDS	Germany	100%	100%
Balda C. Brewer Inc.	Biopharmaceutical and Diagnostic Solutions	Production of in-vitro diagnostic solutions	USA	100%	100%
Balda Precision Inc.	Biopharmaceutical and Diagnostic Solutions	Production metal components	USA	100%	100%
Ompi of Japan Co., Ltd.	Biopharmaceutical and Diagnostic Solutions	Sale of drug containment solutions	Japan	100%	100%
Stevanato India Private Limited	Biopharmaceutical and Diagnostic Solutions	Sale of drug containment solutions	India	100%	_

(*) The merger of Perugini S.r.l. into Spami S.r.l. was completed and effective on January 1, 2025.

Non-controlling interests

The equity and the net profit attributable to non-controlling interests at December 31, 2025 related to Medical Glass a.s. in which the Group holds a 99.74% interest. For further details refer to Note 35.